Related Party Transactions (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Short term benefits	SFr 888,660	SFr 1,203,128	SFr 1,857,626
Post-employee benefits years	42,560	55,278	94,839
Share-based payment charge	159,235	264,881	263,306
Total	1,090,455	1,523,287	2,215,771
Executive Management [member]
Statement Line Items [Line Items]
Short term benefits	717,905	1,002,707	1,576,864
Post-employee benefits years	42,560	55,278	94,839
Share-based payment charge	109,912	204,224	190,659
Total	870,377	1,262,209	1,862,362
Board of Directors [Member]
Statement Line Items [Line Items]
Short term benefits	170,755	200,421	280,762
Post-employee benefits years
Share-based payment charge	49,323	60,657	72,647
Total	SFr 220,078	SFr 261,078	SFr 353,409